Note 2 - Summary of Significant Accounting Policies -10-Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Summary of Property, Plant, and Equipment Estimated Useful Lives [Table Text Block]
TAH-Driver equipment (years)	3 - 5
Laboratory equipment (years)	2 - 10
Office and computer equipment (years)	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Years
TAH-Driver equipment	3-5
Laboratory equipment	2-10
Office and computer equipment	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life